Common Stock - Additional Information (Detail) - Enjoy Technology Inc [Member] - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Common stock shares outstanding	65,653,081	62,156,512	61,354,259
Ordinary shares authorized	253,953,194	250,000,000	250,000,000
Common stock shares voting rights	one	one	one